John Hancock Greater China Opportunities Fund (the “fund”)
Supplement dated 2-6-13 to the current Prospectuses
Terrace Pak Hing Chum is no longer a portfolio manager on the investment management team of the Fund. In addition, Oscar KF Leung has joined the investment management team of the fund.
Accordingly, in the “Fund summary” section, the information under the heading “Portfolio management” is amended and restated as follows:
Ronald Chan, CFA
Senior Managing Director, Head of Equities, Asia
Joined fund team in 2011
Kai-Kong Chay, CFA
Managing Director, Senior Portfolio Manager
Joined fund team in 2011
Oscar KF Leung
Managing Director, Senior Portfolio Manager
Joined fund team in 2013
In the “Fund details – Who’s who” section, the portfolio manager information in the “Subadviser” subsection is amended and restated as follows:
Ronald Chan, CFA
•	Senior Managing Director, Head of Equities, Asia

•	Joined fund team in 2011

•	Chief Investment Officer, Pacific Eagle Asset Management Limited, Hong Kong (2010-2011)

•	Chief Investment Officer, Asian Equities, Reliance Asset Management (Singapore) Limited (2009-2010)

•	Head of Asian Equity, German Chinese Investments Services, Hong Kong (February-July 2009)

•	Chief Investment Officer, Asian Equities, Fortis Investment Management, Shanghai and Hong Kong (2004-2008)
Kai-Kong Chay, CFA
•	Managing Director, Senior Portfolio Manager

•	Joined fund team in 2011

•	Portfolio Manager, Greater China Equities, Reliance Asset Management (2009-2010)

•	Investment Director, Standard Life Investments, Asia (2006-2009)

•	Began business career in 1997
Oscar KF Leung, CFA
•	Managing Director, Senior Portfolio Manager

•	Joined fund team in 2013

•	Portfolio Manager, ING Investment Management, Hong Kong (2002-2012)

•	Began business career in 1990
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Greater China Opportunities Fund (the “Fund”)
Supplement dated 2-6-13 to the current Statement of Additional Information
Terrace Pak Hing Chum is no longer a portfolio manager on the investment management team of the Fund. Accordingly, all references to Mr. Chum as a portfolio manager of the Fund are removed from the Statement of Additional Information. In addition, Oscar KF Leung has joined the investment management team of the Fund.
Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Other Accounts the Portfolio Managers are Managing” subsection has been amended and restated as follows:
Other Accounts the Portfolio Managers are Managing. The table below indicates, for each portfolio manager, information about the accounts for which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2011 for Mr. Chan and Mr. Chay and as of January 31, 2013 for Mr. Leung. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Ronald Chan, CFA	Other Registered Investment Companies: None Other Pooled Investment Vehicles: None Other Accounts: Two (2) accounts with total assets of approximately $56.9 million.
Kai-Kong Chay, CFA	Other Registered Investment Companies: None Other Pooled Investment Vehicles: None Other Accounts: Two (2) accounts with total assets of approximately $56.9 million.
Oscar KF Leung	Other Registered Investment Companies: None

Other Pooled Investment Vehicles: Six (6) accounts with total assets of approximately $1.8 billion.

Other Accounts: Three (3) accounts with total assets of approximately $734.8 million.

Under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Share Ownership by Portfolio Managers” subsection has been amended and restated as follows:
Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2011 for Mr. Chan and Mr. Chay and January 31, 2013 for Mr. Leung, the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million

Portfolio Manager	Range of Beneficial Ownership
Ronald Chan, CFA	A
Kai-Kong Chay, CFA	A
Oscar KF Leung	A

Shares of the Fund are not offered in Hong Kong. As Hong Kong residents, Messrs. Chan, Chay and Leung do not own any shares of the Fund.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.